CASH AND CASH EQUIVALENTS, INCLUDING RESTRICTED CASH (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash at banks and on hand	$ 158.1	$ 271.9	$ 265.5
Cash and cash equivalents	158.1	271.9	265.5	$ 320.5
Cash provided as security for initial margin calls and negative market values on derivatives etc	5.4	19.3	30.1
Restricted cash	5.4	19.3	30.1
Cash and cash equivalents, including restricted cash	$ 163.5	$ 291.2	$ 295.6